BMS-Q1

Quarterly Report
August 31, 2026
MFS®  Blended Research®
Mid Cap Equity Fund

Portfolio of Investments
8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 3.6%
BWX Technologies, Inc.	155,465	$23,675,765
Curtiss-Wright Corp.	58,392	34,015,092
Leidos Holdings, Inc.	222,964	31,261,782
Textron, Inc.	362,562	29,207,995
		$118,160,634
Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	276,253	$36,084,167
Apparel, Footwear, & Accessories – 0.1%
Columbia Sportswear Co.	29,087	$1,669,594
Auto & Auto Components – 0.5%
Aptiv PLC (a)	251,628	$11,262,869
Garrett Motion, Inc.	160,479	4,324,909
		$15,587,778
Brokerage & Asset Managers – 4.4%
Ameriprise Financial, Inc.	105,095	$58,129,095
Northern Trust Corp.	323,510	60,030,516
Raymond James Financial, Inc.	130,762	23,297,866
		$141,457,477
Business Services – 3.8%
Cognizant Technology Solutions Corp., “A”	89,328	$5,768,802
Constellium SE (a)	346,093	9,147,238
Dropbox, Inc. (a)	534,357	18,804,023
Equifax, Inc.	9,031	1,708,304
GoDaddy, Inc. (a)	281,743	27,577,005
TriNet Group, Inc.	464,452	32,646,331
Verisk Analytics, Inc., “A”	140,679	27,260,777
		$122,912,480
Chemicals – 3.1%
Albemarle Corp.	147,204	$19,868,124
Avient Corp.	708,389	31,211,619
Eastman Chemical Co.	358,482	25,968,436
RPM International, Inc.	229,701	23,911,874
		$100,960,053
Construction – 3.7%
Allegion PLC	56,857	$8,827,049
Ferguson Enterprises, Inc.	124,629	27,980,457
Masco Corp.	515,305	37,184,409
Meritage Homes Corp.	84,982	5,900,300
Mohawk Industries, Inc.	269,603	34,576,585
Simpson Manufacturing Co., Inc.	19,775	3,611,113
SiteOne Landscape Supply, Inc. (a)	16,553	1,630,967
		$119,710,880
Consumer Products – 0.6%
Newell Brands, Inc.	3,160,733	$19,754,581
Containers – 0.0%
Avery Dennison Corp.	9,116	$1,587,187

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Diversified Financial Services – 0.4%
Bread Financial Holdings, Inc.	43,155	$4,508,403
Cboe Global Markets, Inc.	31,462	9,444,892
		$13,953,295
Electrical Equipment – 2.3%
Advanced Drainage Systems, Inc.	9,809	$1,331,376
AMETEK, Inc.	163,184	38,375,981
Arxis, Inc. (a)	95,917	4,965,623
EnerSys	7,718	1,419,031
nVent Electric PLC	125,910	18,980,933
Versigent PLC	166,386	7,886,696
		$72,959,640
Energy - Independent – 5.4%
Antero Resources Corp. (a)	477,424	$18,371,276
California Resources Corp.	30,287	1,606,120
Chord Energy Corp.	67,546	9,936,692
Expand Energy Corp.	381,378	37,436,064
Marathon Petroleum Corp.	11,788	4,400,696
National Gas Fuel Co.	83,174	6,908,432
Permian Resources Corp.	148,314	3,454,233
Phillips 66	159,193	39,253,810
Valero Energy Corp.	151,718	54,454,625
		$175,821,948
Energy - Renewables – 0.1%
Innio N.V.	212,221	$4,286,864
Engineering - Construction – 2.1%
Comfort Systems USA, Inc.	3,769	$5,825,442
Jacobs Solutions, Inc.	171,844	25,613,348
MYR Group, Inc. (a)	79,893	23,282,418
Tutor Perini Corp.	145,933	12,917,989
		$67,639,197
Entertainment & Leisure – 1.8%
Brunswick Corp.	342,734	$26,013,510
Lamar Advertising Co., REIT	84,697	12,620,700
Madison Square Garden Entertainment Corp. (a)	60,494	4,699,779
New York Times Co., “A”	46,922	3,156,443
Outfront Media, Inc., REIT	54,752	1,608,614
Polaris, Inc.	143,892	9,286,790
		$57,385,836
Food & Beverages – 0.4%
Ingredion, Inc.	106,094	$10,976,485
J.M. Smucker Co.	22,927	3,007,106
		$13,983,591
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	1,240,962	$15,325,881
Global Systemically Important Banks – 0.5%
State Street Corp.	82,611	$15,810,093
Hardware, Peripherals, & Assembly – 2.3%
Box, Inc., “A” (a)	186,596	$6,676,405
Hewlett Packard Enterprise	738,894	38,599,823
Q2 Holdings, Inc. (a)	81,010	5,268,890

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – continued
TD Synnex Corp.	6,450	$1,630,882
Zebra Technologies Corp., “A” (a)	62,905	22,240,063
		$74,416,063
Health Maintenance Organizations – 2.5%
Centene Corp. (a)	393,287	$25,304,086
Humana, Inc.	145,187	55,640,014
		$80,944,100
Insurance – 5.6%
Assurant, Inc.	9,342	$2,633,136
AXIS Capital Holdings Ltd.	130,134	12,854,636
Equitable Holdings, Inc.	819,165	41,064,741
Everest Group Ltd.	118,836	44,521,907
Hanover Insurance Group, Inc.	14,955	3,381,475
Hartford Insurance Group, Inc.	203,107	27,902,840
Jackson Financial, Inc.	12,684	1,692,426
Lincoln National Corp.	426,664	18,171,620
RenaissanceRe Holdings Ltd.	9,426	3,088,335
Voya Financial, Inc.	259,593	26,301,963
		$181,613,079
Interactive Media Services – 0.1%
Reddit, Inc. (a)	25,559	$3,777,876
Internet – 0.6%
Etsy, Inc. (a)	244,047	$19,848,343
Machinery & Tools – 3.9%
AGCO Corp.	361,905	$42,816,980
Flowserve Corp.	168,818	13,351,816
Pentair PLC	130,642	7,898,615
Terex Corp.	28,074	1,782,980
Timken Co.	41,197	4,962,179
Wabtec Corp.	189,155	54,085,089
		$124,897,659
Media – 1.8%
Omnicom Group, Inc.	217,260	$19,016,768
TKO Group Holdings, Inc.	213,240	38,939,756
		$57,956,524
Medical & Health Technology & Services – 2.4%
Charles River Laboratories International, Inc. (a)	23,473	$6,765,857
IDEXX Laboratories, Inc. (a)	3,972	2,211,173
IQVIA Holdings, Inc. (a)	173,306	45,265,794
Universal Health Services, Inc.	130,705	22,262,983
		$76,505,807
Medical Equipment – 3.3%
Align Technology, Inc. (a)	37,140	$5,934,600
Avantor, Inc. (a)	118,966	1,729,766
Bio-Rad Laboratories, Inc., “A” (a)	4,598	1,775,380
DexCom, Inc. (a)	623,499	56,775,819
Envista Holdings Corp. (a)	1,384,809	37,583,716
Medline, Inc., “A” (a)	36,656	1,284,060
Natera, Inc. (a)	5,605	1,804,586
		$106,887,927

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.6%
AngloGold Ashanti PLC	145,539	$16,346,940
SSR Mining, Inc.	51,241	1,927,174
		$18,274,114
Network & Telecom – 1.0%
Ciena Corp. (a)	88,029	$33,697,501
Non-Global Systemically Important Banks – 4.6%
Banc of California, Inc.	636,163	$11,845,355
Beacon Financial Corp.	153,541	4,767,448
M&T Bank Corp.	34,711	8,120,291
Popular, Inc.	308,495	51,885,774
Synchrony Financial	505,782	38,985,677
Texas Capital Bancshares, Inc.	293,837	28,555,080
UMB Financial Corp.	39,861	5,645,513
		$149,805,138
Oil Services – 1.5%
TechnipFMC PLC	604,077	$47,208,618
Pharmaceuticals & Biotechnology – 3.4%
Biogen, Inc. (a)	154,664	$33,507,956
Exelixis, Inc. (a)	217,335	11,875,184
Illumina, Inc. (a)	247,575	52,889,447
Incyte Corp. (a)	106,053	13,067,851
		$111,340,438
Real Estate – 3.6%
CareTrust REIT, Inc.	239,895	$9,343,910
CBRE Group, Inc., “A” (a)	144,964	21,137,201
EPR Properties, REIT	27,404	1,608,889
Essential Properties Realty Trust, REIT	908,098	27,242,940
Jones Lang LaSalle, Inc. (a)	71,633	26,208,366
NNN REIT, Inc.	44,294	2,002,089
Urban Edge Properties, REIT	83,826	1,773,758
W.P. Carey, Inc., REIT	387,023	27,076,129
		$116,393,282
Real Estate - Storage & Office – 1.8%
Cousins Properties, Inc., REIT	788,535	$22,859,630
Highwoods Properties, Inc., REIT	1,157,752	35,427,211
		$58,286,841
Restaurants – 2.7%
Aramark	971,875	$54,726,281
Texas Roadhouse, Inc.	82,456	16,128,393
U.S. Foods Holding Corp. (a)	151,771	15,911,672
		$86,766,346
Retail & E-commerce – 2.7%
Bath & Body Works, Inc.	216,377	$4,165,257
Dollar General Corp.	264,240	33,492,420
O'Reilly Automotive, Inc. (a)	298,962	26,547,826
Ross Stores, Inc.	105,349	24,076,460
		$88,281,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 4.6%
Advanced Energy Industries, Inc.	26,961	$7,464,422
Amkor Technology, Inc.	355,019	16,792,399
Cirrus Logic, Inc. (a)	119,045	13,036,618
Diodes, Inc. (a)	24,104	2,188,643
Flex Ltd. (a)	440,455	48,119,709
Formfactor, Inc. (a)	31,807	3,200,102
MACOM Technology Solutions Holdings, Inc. (a)	6,837	1,803,806
Monolithic Power Systems, Inc.	10,115	12,823,493
Teradyne, Inc.	127,724	44,681,687
		$150,110,879
Software – 6.4%
ACI Worldwide, Inc. (a)	30,522	$1,626,212
Autodesk, Inc. (a)	112,828	29,169,423
BILL Holdings, Inc. (a)	45,438	2,236,913
Datadog, Inc., “A” (a)	161,931	38,384,124
Elastic N.V. (a)	26,515	2,586,538
JFrog Ltd. (a)	50,835	5,087,059
MongoDB, Inc. (a)	19,725	8,942,723
Okta, Inc. (a)	311,459	53,894,865
Paylocity Holding Corp. (a)	11,294	1,809,525
Pegasystems, Inc.	244,664	9,006,082
Snowflake, Inc., “A” (a)	79,837	26,460,377
Teradata Corp. (a)	92,077	2,670,233
Tyler Technologies, Inc. (a)	4,905	1,825,739
Zoom Communications, Inc. (a)	244,830	23,670,164
		$207,369,977
Telecom Services – 0.8%
EchoStar Corp., “A” (a)	256,479	$22,170,045
Millicom International Cellular S.A.	27,352	2,564,523
		$24,734,568
Transportation & Logistics – 0.5%
J.B. Hunt Transport Services, Inc.	57,451	$15,251,517
Travel, Gaming, & Lodging – 2.4%
Apple Hospitality, Inc., REIT	123,411	$1,968,406
Hilton Worldwide Holdings, Inc.	10,758	3,402,540
Ryman Hospitality Properties, Inc., REIT	66,317	8,406,343
SkyWest, Inc.	134,854	12,765,280
United Airlines Holdings, Inc.	71,774	7,750,874
Viking Holdings Ltd. (a)	513,444	44,228,066
		$78,521,509
Utilities – 5.2%
Ameren Corp.	78,383	$8,309,382
Atmos Energy Corp.	97,758	16,240,537
Edison International	692,347	37,372,891
Evergy, Inc.	17,661	1,430,894
PG&E Corp.	2,875,582	38,158,973
Portland General Electric Co.	591,398	28,895,706
Southwest Gas Holdings, Inc.	23,630	2,087,238
Spire, Inc.	19,869	1,626,079
Talen Energy Corp. (a)	45,180	13,362,437
UGI Corp.	162,541	6,249,701

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – continued
Vistra Corp.	115,275	$15,835,327
		$169,569,165
Total Common Stocks		$3,197,510,410
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.75% (v)	35,614,904	$35,618,465

Other Assets, Less Liabilities – 0.2%		5,525,105
Net Assets – 100.0%		$3,238,653,980

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,618,465 and
$3,197,510,410, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,197,510,410	$—	$—	$3,197,510,410
Investment Companies	35,618,465	—	—	35,618,465
Total	$3,233,128,875	$—	$—	$3,233,128,875
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended August 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,965,592	$162,537,112	$139,880,307	$(5,740)	$1,808	$35,618,465

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$240,366	$—